Fair Value Measurements - Summary of Investments Measured at Fair Value Based on NAV (Detail) - EBP 004 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 937,460,750	$ 859,315,926
Common Collective Trust [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	596,054,812	535,655,589
Common Collective Trust [Member] | Putnam Stable Value Fund [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		55,306,714	56,346,493
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Geneva Small Cap Growth Collective Fund C [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 13,903,219	$ 16,954,975
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Harbor Capital Appreciation CIT 4 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value			$ 1
Unfunded Commitments
Redemption Frequency			Daily
Redemption Notice Period			30 days
Common Collective Trust [Member] | Harbor Capital Appreciation CIT R [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 99,726,117	$ 95,125,412
Unfunded Commitments			$ 0
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2020 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 13,930,303	$ 15,478,517
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2025 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 46,660,667	$ 47,214,981
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2030 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 77,449,021	$ 72,060,031
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2035 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 66,948,237	$ 56,507,539
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2040 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 50,684,801	$ 40,972,532
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2045 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 45,407,219	$ 37,642,663
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2050 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 49,481,970	$ 38,038,323
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2055 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 40,792,173	$ 32,578,400
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2060 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 21,559,964	$ 16,052,693
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2065 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 8,480,133	$ 5,528,499
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement Inc Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 3,771,366	$ 4,268,076
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement 2070 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 1,952,908	$ 886,454
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.